GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS - Finite-Lived Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Finite-Lived Intangible Assets
Gross Carrying Amount	$ 1,128.2	$ 549.0
Accumulated Amortization	372.4	346.3
Net Carrying Amount	755.8	202.7
Amortization expense on finite-lived intangible assets from business acquisition	44.6	19.9	$ 13.5
Customer relationships
Finite-Lived Intangible Assets
Gross Carrying Amount	862.5	373.3
Accumulated Amortization	277.2	254.1
Net Carrying Amount	585.3	119.2
Patented and other developed technology
Finite-Lived Intangible Assets
Gross Carrying Amount	247.7	147.3
Accumulated Amortization	84.7	69.8
Net Carrying Amount	163.0	77.5
Trade names and trademarks
Finite-Lived Intangible Assets
Gross Carrying Amount	14.8	28.2
Accumulated Amortization	9.7	22.2
Net Carrying Amount	5.1	6.0
Other intangibles
Finite-Lived Intangible Assets
Gross Carrying Amount	3.2	0.2
Accumulated Amortization	0.8	0.2
Net Carrying Amount	$ 2.4	$ 0.0